UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

PORTFOLIO OF INVESTMENTS

September 30, 2007(unaudited)

	Principal Amount (000)	Value
U.S. TREASURIES–58.0%
U.S. Treasury Bonds–25.1%
United States Treasury Bonds
5.375%, 2/15/31(a)(b)	$1,961	$2,099,190
6.625%, 2/15/27(a)(b)	73,570	89,404,765
7.25%, 5/15/16(b)(c)	21,695	25,825,533
11.25%, 2/15/15(b)(c)	168,000	239,203,104
12.00%, 8/15/13(b)(c)	82,000	87,426,104
12.50%, 8/15/14(a)(b)	70,300	80,938,358

		524,897,054

U.S. Treasury Notes–18.3%
United States Treasury Notes
3.50%, 11/15/09(a)(b)	154	152,508
4.00%, 6/15/09–2/15/15(a)(b)(c)	145,179	145,253,463
4.125%, 8/15/08–5/15/15(a)(b)	3,074	3,063,246
4.25%, 11/15/13–8/15/14(a)(b)	427	425,430
4.375%, 8/15/12(a)(b)	700	706,563
4.50%, 2/15/16(a)(b)	598	598,093
4.625%, 11/15/16(b)(c)	15,966	16,044,585
4.75%, 5/15/14(b)(c)	60,280	61,636,300
4.875%, 5/15/09–8/15/16(a)(b)(c)	149,250	151,972,738
5.125%, 5/15/16(a)(b)	3,000	3,125,859

		382,978,785

U.S. Treasury Strip–14.6%
United States Treasury Strips
Zero Coupon, 5/15/17–11/15/21(a)(b)	545,350	306,473,695

Total U.S. Treasuries
(cost $1,216,345,735)		1,214,349,534

MORTGAGE PASS-THRUS–32.9%
FIXED RATE 30-YEAR–18.4%
Federal National Mortgage Association–11.0%
Federal National Mortgage Association
5.00%, 8/01/34–2/01/36(a)(b)	157,306	150,421,028
6.50%, 8/01/34–8/01/37(a)(b)	77,816	79,245,145
7.50%, 11/01/29(a)(b)	119	124,255
8.00%, 6/01/28(a)(b)	94	99,115

		229,889,543

	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.–4.1%
Federal Home Loan Mortgage Corp.
6.00%, 9/01/36(a)(b)	$85,610	$85,726,845

Government National Mortgage Association–2.2%
Government National Mortgage Association
5.50%, 7/15/33(a)(b)	46,025	45,451,309
6.50%, 2/15/29(a)(b)	100	102,379

		45,553,688

Federal Gold Loan Mortgage Corp.–1.1%
Federal Gold Loan Mortgage Corp.
7.00%, 2/01/37(a)(b)	22,253	22,977,772

		384,147,848

AGENCY ARMS–14.5%
Federal Home Loan Mortgage Corp.–10.7%
Federal Home Loan Mortgage Corp.
4.369%, 4/01/35(a)(b)(d)	5,886	5,832,541
4.556%, 4/01/35(a)(b)(d)	1,405	1,411,661
5.774%, 12/01/36(a)(b)(d)	12,447	12,534,015
5.80%, 2/01/37(a)(b)(d)	11,585	11,673,303
5.814%, 2/01/37(a)(b)(d)	23,371	23,563,549
5.826%, 3/01/37(a)(b)(d)	24,729	24,924,598
5.828%, 1/01/37(a)(b)(d)	46,893	47,311,046
5.975%, 3/01/37(a)(b)(d)	15,005	15,161,121
5.998%, 2/01/37(a)(b)	28,218	28,551,400
6.099%, 8/01/36(a)(b)(d)	44,277	44,797,234
6.249%, 4/01/37(a)(b)	7,149	7,249,095

		223,009,563

Federal National Mortgage Association–3.0%
Federal National Mortgage Association
4.382%, 9/01/35(a)(b)(d)	1,068	1,072,955
4.454%, 1/01/36(a)(b)(d)	1,659	1,668,166
4.529%, 8/01/34(a)(b)(d)	1,745	1,753,392
4.677%, 5/01/35(a)(b)(d)	1,987	1,986,220
4.81%, 7/01/35(a)(b)(d)	4,331	4,329,641
5.852%, 11/01/36(a)(b)(d)	19,791	20,047,253
5.974%, 3/01/37(a)(b)(d)	29,262	29,635,939
7.016%, 1/01/36(a)(b)(d)	2,856	2,841,918

		63,335,484

Federal Gold Loan Mortgage Corp.–0.8%
Federal Gold Loan Mortgage Corp
6.046%, 3/01/37(a)(b)(d)	16,643	16,826,597

		Principal Amount (000)	Value
			303,171,644

Total Mortgage Pass-Thrus
(cost $682,968,824)			687,319,492

SOVEREIGNS–31.4%
Argentina–1.0%
Republic of Argentina
0.63%, 12/31/38(b)	ARS	1,285	$177,072
0.649%, 12/15/35(b)		4,423	134,591
5.389%, 8/03/12(b)(d)	U.S.	$12,128	10,892,957
5.83%, 12/31/33(b)	ARS	1,593	617,423
7.00%, 3/28/11(b)	U.S.	$365	343,293
7.82%, 12/31/33(b)	EUR	7,307	8,934,720
8.28%, 12/31/33(b)	U.S.	$645	584,170
10.50%, 6/12/12(b)	ARS	1,037	274,075

			21,958,301

Brazil–10.5%
Brazilian Real Structured Notes
Zero coupon, 1/05/10(b)(e)	U.S	$94,475	40,394,120
Republic of Brazil
6.00%, 1/17/17(b)		2,488	2,521,588
7.125%, 1/20/37(b)		8,649	9,665,257
8.00%, 1/15/18(b)		1,144	1,321,320
8.25%, 1/20/34(b)		4,620	5,821,200
8.75%, 2/04/25(b)		982	1,256,960
8.875%, 10/14/19–4/15/24(b)		10,161	12,747,855
11.00%, 8/17/40(b)		271	362,462
12.50%, 1/05/16–1/05/22(b)	BRL	223,015	144,593,765

			218,684,527

Bulgaria–0.0%
Republic of Bulgaria
8.25%, 1/15/15(b)(e)	U.S.	$346	403,955

Colombia–0.7%
Republic of Colombia
7.375%, 9/18/37(b)		1,082	1,188,577
10.75%, 1/15/13(b)		314	383,080
11.75%, 2/25/20(b)		332	486,380
12.00%, 10/22/15(b)	COP	21,653,000	12,056,644

			14,114,681

Costa Rica–0.0%
Costa Rican Colon Structured Notes
Zero coupon, 1/10/08(b)(e)	CRC	198,829	377,049
Republic of Costa Rica

		Principal Amount (000)	Value
8.05%, 1/31/13(b)(e)	U.S.	$220	$239,580
8.11%, 2/01/12(b)(e)		202	218,665

			835,294

Dominican Republic–0.1%
Dominican Peso Structured Notes
Zero Coupon, 10/05/07–11/4/08(b)(e)	DOP	23,400	633,724
Dominican Republic
8.625%, 4/20/27(b)(e)	U.S.	$406	450,660

			1,084,384

Ecuador–0.1%
Republic of Ecuador
10.00%, 8/15/30(b)(e)		1,365	1,262,625

El Salvador–0.1%
Republic of El Salvador
7.625%, 9/21/34(b)(e)		527	595,510
7.65%, 6/15/35(b)(e)		451	506,248

			1,101,758

Germany–0.0%
Republic of Deutschland
4.75%, 7/04/28(b)	EUR	177	256,815

Hungary–0.1%
Hungary Government Bond
6.50%, 8/12/09(b)	HUF	187,170	1,051,714
6.75%, 4/12/10(b)		61,400	347,473
7.25%, 6/12/12(b)		79,730	460,899

			1,860,086

Indonesia–0.7%
Indonesian Rupiah Structured Notes
11.00%, 10/15/14–11/18/20(b)(e)	IDR	5,789,353	693,952
12.90%, 6/15/22(b)(e)	U.S	$2,102,200	283,544
14.25%, 6/15/13(b)(e)	IDR	80,000,000	10,719,162
Republic of Indonesia
6.625%, 2/17/37(b)(e)	U.S.	$620	592,875
6.75%, 3/10/14(b)(e)		565	582,797
6.875%, 3/09/17(b)(c)(e)		569	593,894
7.25%, 4/20/15(b)(e)		362	383,720
8.50%, 10/12/35(b)(e)		801	945,180

			14,795,124

Jamaica–0.0%
Government of Jamaica
9.25%, 10/17/25(b)		104	116,480

		Principal Amount (000)	Value
10.625%, 6/20/17(b)		$207	$246,537

			363,017

Japan–0.0%
Japan (Government of)
1.40%, 3/20/12(b)	JPY	42,050	370,059

Lebanon–0.1%
Lebanese Republic
7.875%, 5/20/11(b)(e)	U.S.	$420	399,000
10.125%, 8/06/08(b)(e)		875	884,188
11.625%, 5/11/16(b)(e)		120	132,600

			1,415,788

Malaysia–0.1%
Government of Malaysia
7.50%, 7/15/11(b)		1,504	1,629,995

Mexico–2.7%
Mexico
8.00%, 12/07/23(b)	MXN	18,624	1,713,235
10.00%, 12/05/24(b)		424,930	46,326,093
United Mexican States
5.625%, 1/15/17(b)	U.S.	$1,400	1,396,500
6.375%, 1/16/13(b)		1,000	1,051,500
6.75%, 9/27/34(b)		460	500,250
8.00%, 12/19/13–9/24/22(b)		3,772	1,998,242
8.125%, 12/30/19(b)		976	1,184,864
9.00%, 12/22/11–12/20/12(b)	MXN	15,246	1,463,300
11.375%, 9/15/16(b)	U.S.	$1,201	1,696,412

			57,330,396

Pakistan–0.0%
Islamic Republic of Pakistan
6.875%, 6/01/17(b)(e)		676	591,500

Panama–0.3%
Republic of Panama
6.70%, 1/26/36(b)		654	671,331
7.125%, 1/29/26(b)		1,133	1,223,640
7.25%, 3/15/15(b)		487	523,038
8.875%, 9/30/27(b)		777	990,675
9.375%, 7/23/12–4/01/29(b)		2,426	3,131,289

			6,539,973

Peru–0.8%
Peru Bono Soberano
7.84%, 8/12/20(b)	PEN	1,350	493,309
8.20%, 8/12/26(b)		3,489	1,343,228
8.60%, 8/12/17(b)		7,450	2,819,165

		Principal Amount (000)	Value
9.91%, 5/05/15(b)		1,600	$634,004
Peru Government Bond
6.90%, 8/12/37(b)		815	273,927
Republic of Peru
7.35%, 7/21/25(b)	U.S	$1,882	2,150,185
8.375%, 5/03/16(b)		4,454	5,222,315
8.75%, 11/21/33(b)		2,819	3,704,166
9.875%, 2/06/15(b)		246	307,500

			16,947,799

Philippines–1.5%
Republic of Philippines
7.50%, 9/25/24(b)		975	1,071,281
7.75%, 1/14/31(b)		4,616	5,149,148
8.25%, 1/15/14(b)		1,405	1,565,170
8.875%, 3/17/15(b)		2,203	2,560,987
9.00%, 2/15/13(b)		266	303,240
9.50%, 10/21/24–2/02/30(b)		4,855	6,332,475
9.875%, 1/15/19(b)		1,087	1,383,208
10.625%, 3/16/25(b)		8,768	12,297,120

			30,662,629

Russia–0.5%
Russian Federation
7.50%, 3/31/30(b)(e)		7,857	8,779,813
11.00%, 7/24/18(b)(e)		1,190	1,673,735

			10,453,548

South Africa–2.1%
Republic of South Africa
5.875%, 5/30/22(b)		335	329,556
7.375%, 4/25/12(b)		304	328,320
13.00%, 8/31/10(b)	ZAR	264,244	42,244,923

			42,902,799

Spain–0.0%
Kingdom of Spain
5.25%, 4/06/29(b)	GBP	109	225,615

Sweden–0.0%
Sweden Government Bond
5.00%, 12/01/20(b)	SEK	2,300	380,115

Turkey–7.6%
Republic of Turkey
6.875%, 3/17/36(b)	U.S.	$2,853	2,721,049
7.00%, 6/05/20(b)		1,430	1,437,150
7.375%, 2/05/25(b)		3,562	3,709,823
8.00%, 2/14/34(b)		150	162,563

		Principal Amount (000)	Value
9.50%, 1/15/14(b)		740	$857,475
11.00%, 1/14/13(b)		2,696	3,266,204
11.50%, 1/23/12(b)		1,145	1,374,000
Turkey Government Bond
Zero coupon, 11/26/08–5/06/09(b)	TRY	102,387	68,565,728
16.00%, 3/07/12(b)		93,345	77,909,434

			160,003,426

Ukraine–0.0%
Government of Ukraine
6.58%, 11/21/16(b)(e)	U.S.	$453	459,342
7.65%, 6/11/13(b)(e)		438	466,470

			925,812

United Kingdom–1.2%
United Kingdom Gilt
4.00%, 3/07/09–9/07/16(b)	GBP	8,751	17,638,653
4.25%, 12/07/27–12/07/55(b)		1,920	3,741,497
4.75%, 6/07/10–3/07/20(b)		1,304	2,630,512
5.00%, 3/07/25(b)		229	477,534

			24,488,196

Uruguay–0.4%
Republic of Uruguay
3.70%, 6/26/37(b)	UYU	15,306	652,725
7.625%, 3/21/36(b)	U.S.	$185	197,488
7.875%, 1/15/33(b)		434	480,401
8.00%, 11/18/22(b)		4,588	5,092,674
9.25%, 5/17/17(b)		1,139	1,348,576

			7,771,864

Venezuela–0.8%
Republic of Venezuela
5.75%, 2/26/16(b)		3,019	2,551,055
6.00%, 12/09/20(b)(e)		828	664,470
6.36%, 4/20/11(b)(d)		420	391,482
7.00%, 12/01/18(b)(e)		3,615	3,217,350
7.65%, 4/21/25(b)		5,288	4,759,200
8.50%, 10/08/14(b)		3,490	3,498,725
9.25%, 9/15/27(b)		350	362,250
9.375%, 1/13/34(b)		833	868,403
13.625%, 8/15/18(b)		458	604,560

			16,917,495

Total Sovereigns
(cost $585,935,706)			656,277,576

		Principal Amount (000)	Value
CORPORATES–7.5%
Austria–0.1%
Telekom Finanzmanagement
5.00%, 7/22/13(b)	EUR	1,112	$1,568,531

Bermuda–0.3%
Intelsat Bermuda, Ltd.
11.25%, 6/15/16(b)	U.S.	$3,300	3,535,125
NCL Corp.
10.625%, 7/15/14(b)		2,245	2,261,837
Noble Group, Ltd.
6.625%, 3/17/15(b)(e)		560	518,577

			6,315,539

Brazil–0.0%
Banco BMG S.A.
9.15%, 1/15/16(b)(e)		400	426,300
Canada–0.2%
DaimlerChrysler NA Holding
5.75%, 8/10/11(b)	GBP	110	220,880
Fairfax Financial Holdings, Ltd.
8.30%, 4/15/26(b)*	U.S.	$5,000	4,637,500

			4,858,380

Cayman Islands–0.2%
C&M Finance, Ltd.
8.10%, 2/01/16(b)(e)		1,690	1,677,325
Chaoda Modern Agriculture, Ltd.
7.75%, 2/08/10(b)(e)		505	485,558
Santander Central Hispano Issue, Ltd.
6.80%, 11/29/10(b)		83	172,949
7.25%, 12/29/49(b)(d)		70	146,685
STB Finance Cayman
5.834%, 9/29/49(b)(d)	GBP	100	197,511
Vale Overseas, Ltd.
6.875%, 11/21/36(b)	U.S.	$673	693,370

			3,373,398

Colombia–0.0%
Bogota Distrito Cap
9.75%, 7/26/28(b)(e)	COP	760,000	360,764

France–0.0%
Dexia Municipal Agency
4.875%, 12/30/08(b)	GBP	105	211,986

		Principal Amount (000)	Value
Legrand S.A.
8.50%, 2/15/25(b)	U.S.	$10	$11,700

			223,686

Germany–0.4%
Cognis GmbH
9.50%, 5/15/14(b)(e)	EUR	5	6,969
Gazprom OAO
9.625%, 3/01/13(b)(e)		6,850	7,932,985
Heckler & Koch GmbH
9.25%, 7/15/11(b)(e)		5	7,219
JSC Severstal
9.25%, 4/19/14(b)(e)	U.S.	$230	247,154
Kreditanstalt fuer Wiederaufbau
4.875%, 1/15/13(b)	GBP	350	695,348

			8,889,675

Greece–0.0%
Antenna TV S.A.
7.25%, 2/15/15(b)(e)	EUR	10	12,976
Yioula Glassworks S.A.
9.00%, 12/01/15(b)(e)		253	353,550

			366,526

Ireland–0.1%
Alpha Bond Issuance PLC for OJC
8.625%, 12/09/15(b)		300	289,200
General Electric Capital Corp.
5.375%, 12/18/40(b)		41	76,714
GPB Eurobond Finance
6.50%, 9/23/15(b)	U.S.	$400	381,500
Red Arrow International Leasing PLC
8.375%, 3/31/12(b)	RUB	3,758	153,429
Red Arrow Intl Leasing
8.375%, 6/30/12(b)		13,152	537,004

			1,437,847

Japan–0.0%
Resona Bank, Ltd.
4.125%, 9/27/12(b)(e)	EUR	67	87,519
5.986%, 8/10/11(b)	GBP	50	99,430

			186,949

Luxembourg–0.4%
Europaische Hypothekenbank SA
5.00%, 12/15/08(b)		95	192,468

		Principal Amount (000)	Value
European Investment Bank
4.875%, 1/17/17(b)		$650	$638,813
Evraz Group S.A.
8.25%, 11/10/15(b)(e)	U.S.	$489	490,223
Gallery Capital
10.125%, 5/15/13(b)(e)		315	298,778
Gaz Capital
5.03%, 2/25/14(b)(e)	EUR	60	81,279
6.212%, 11/22/16(b)(e)	U.S.	$154	152,645
6.51%, 3/07/22(b)(e)		830	821,617
Gaz Capital for Gazprom
6.212%, 11/22/16(b)(e)		850	837,505
Gazstream SA (Gazprom)
5.625%, 7/22/13(b)(e)		188	187,072
Mobile Telesystems Finance S.A.
9.75%, 1/30/08(b)(e)		460	464,600
Olivetti Finance NV
7.75%, 1/24/33(b)	EUR	20	32,484
Russian Agricultural Bank
6.299%, 5/15/17(b)(e)	U.S.	$298	281,550
Russian Standard Finance S.A.
7.50%, 10/07/10(b)(e)		386	344,910
Tengizchevroil Finance Co.
6.124%, 11/15/14(b)(e)		2,276	2,241,632
TNK-BP Finance
7.50%, 7/18/16(b)(e)		186	184,510
TYCO International Group, SA
6.00%, 11/15/13(b)		140	141,319

			7,391,405

Malaysia–0.0%
Petronas Capital, Ltd.
7.00%, 5/22/12(b)		873	933,935

Netherlands–0.1%
Aegon NV
6.125%, 12/15/31(b)	GBP	26	54,696
Generali Finance BV
6.214%, 6/29/49(b)(d)		100	196,073
Kazkommerts International BV
8.50%, 4/16/13(b)(e)	U.S.	$325	307,489
Siemens Financieringsmaatschappij N.V.
6.125%, 9/14/66(b)(d)	GBP	307	594,567

			1,152,825

		Principal Amount (000)	Value
New Zealand–0.0%
TCNZ Finance, Ltd.
6.125%, 12/12/08(b)		$60	$122,925

Panama–0.0%
MMG Fiduciary (AES EL Salvador)
6.75%, 2/01/16(b)(e)	U.S.	$350	343,876

Russia–0.0%
Tyumen Oil Co.
11.00%, 11/06/07(b)(e)		90	90,270

South Africa–0.0%
Foodcorp, Ltd.
8.875%, 6/15/12(b)(e)	EUR	194	280,784
Peermont Global, Ltd.
7.75%, 4/30/14(b)(e)		50	69,158

			349,942

United Kingdom–0.6%
AMP Group Finance Services
7.125%, 8/06/19(b)(d)	GBP	50	103,175
AMP UK Finance Services
6.375%, 11/17/10(b)		110	227,123
Aviva PLC
5.902%, 7/27/27(b)(d)		88	165,556
Bank of Scotland Capital Funding
8.117%, 5/31/10(b)(e)		90	190,990
Barclays Bank
9.875%, 5/12/08(b)		157	327,823
Barclays Bank PLC
8.55%, 9/29/49(b)(e)	U.S.	$638	689,854
British Sky Broadcasting PLC
7.75%, 6/15/11(b)	GBP	94	197,970
BSKYB Finance UK PLC
5.75%, 7/09/09(b)(e)		50	96,541
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(b)	U.S.	$350	336,786
Centrica PLC
5.50%, 10/24/16(b)	GBP	100	194,207
FirstGroup PLC
6.875%, 4/15/13(b)		20	41,961
Friends Provident PLC
6.292%, 7/01/15(b)(d)		50	97,216
Inmarsat Finance PLC
Zero coupon, 11/15/12(b)(f)	U.S.	$6,475	6,199,813
Legal & General Finance PLC
5.875%, 4/05/33(b)	GBP	26	53,418

		Principal Amount (000)	Value
Lehman Brothers Holdings, Inc.
6.00%, 1/25/13(b)		$100	$198,655
Lloyds TSB Capital
7.834%, 2/07/15(b)		191	412,959
10.625%, 10/21/08(b)		134	285,456
Marks & Spencer PLC
5.625%, 3/24/14(b)		89	173,458
MM02 PLC
7.625%, 1/25/12(b)		106	229,739
Network Rail Infrastructure Finance PLC
4.875%, 11/27/15(b)		250	490,959
Northern Rock PLC
7.053%, 9/21/49(b)(d)		86	93,221
Prudential PLC
6.125%, 12/19/31(b)		27	54,458
Resolution PLC
6.586%, 4/25/16(b)(d)		50	95,702
Rexam PLC
7.125%, 3/27/09(b)		58	120,084
Royal & Sun Alliance Insurance
8.50%, 7/29/49(b)(d)		55	121,971
Royal Bank of Scotland Group PLC
7.387%, 12/29/49(b)		117	244,789
South Wales Electricity
9.25%, 11/09/20(b)		19	49,214
Western Power Distribution LLC
5.875%, 3/25/27(b)		30	61,398
Yorkshire Power Finance
7.25%, 8/04/28(b)		86	198,901
Zurich Finance PLC
6.625%, 10/02/22(b)		82	163,095

			11,916,492

United States–5.1%
ALB Finance BV
9.25%, 9/25/13(b)(e)*	U.S.	$376	337,110
Altria Group, Inc.
7.75%, 1/15/27(b)*		3,500	4,300,012
Associated Materials, Inc.
Zero coupon, 3/01/14(b)(f)*		13,045	8,218,350
AT&T Corp.
Senior Note
8.00%, 11/15/31(b)		1,000	1,216,707
Berry Plastics Holding Corp.
10.25%, 3/01/16(b)		150	147,000

		Principal Amount (000)	Value
Broder Brothers Co.
11.25%, 10/15/10(b)		$1,100	$957,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14(b)*		1,600	1,496,000
Cadbury Schweppes Finance
5.125%, 10/01/13(b)(e)		1,000	955,466
CCH I Holdings, LLC
11.00%, 10/01/15(b)		4,009	4,059,112
11.75%, 5/15/14(b)*		11,000	10,175,000
Centennial Communications Corp.
10.00%, 1/01/13(b)*		1,700	1,797,750
Central European Distribution Corp.
8.00%, 7/25/12(b)(e)	EUR	62	90,848
Citigroup, Inc.
5.50%, 11/18/15(b)	GBP	85	167,603
5.875%, 7/01/24(b)		32	62,815
Clear Channel Communications, Inc.
5.75%, 1/15/13(b)	U.S.	$220	184,136
Digicel, Ltd.
9.25%, 9/01/12(b)(e)		465	477,788
Dole Food Co., Inc.
8.875%, 3/15/11(b)*		1,150	1,121,250
Echostar DBS Corp.
7.125%, 2/01/16(b)		45	46,238
Edison Mission Energy
7.00%, 5/15/17(b)(e)		30	29,550
Electronic Data Systems Corp.
6.50%, 8/01/13(b)		600	605,357
Embarq Corp.
7.082%, 6/01/16(b)		1,202	1,246,101
Ford Motor Credit Co.
4.95%, 1/15/08(b)		152	151,026
6.625%, 6/16/08(b)		454	450,569
7.00%, 10/01/13(b)		2,350	2,123,695
Freescale Semiconductor, Inc.
10.125%, 12/15/16(b)*		0	279,000
French Lick Resorts & Casino
10.75%, 4/15/14(b)(e)*		150	119,250
Generac Power Systems, Inc.
7.86%, 11/10/13(b)		1,000	895,000
General Electric Capital Corp.
6.44%, 11/15/22(b)		310	646,174
General Motors Acceptance Corp.
6.75%, 12/01/14(b)		10,000	9,063,770
6.875%, 9/15/11(b)		3,960	3,768,589
8.00%, 11/01/31(b)		4,000	3,924,328

		Principal Amount (000)	Value
Georgia Gulf Corp.
10.75%, 10/15/16(b)*		$250	$217,500
Goldman Sachs Group, Inc.
5.50%, 10/12/21(b)	GBP	50	91,280
6.125%, 2/14/17(b)		45	90,350
Harrah’s Operating Co., Inc.
5.625%, 6/01/15(b)	U.S.	$19	15,105
5.75%, 10/01/17(b)		20	15,300
6.50%, 6/01/16(b)		11	8,965
Hertz Corp.
Class A
10.50%, 1/01/16(b)		5,000	5,400,000
Iirsa Norte Finance, Ltd.
8.75%, 5/30/24(b)(e)		331	391,165
International Bank Reconstruction & Development
9.75%, 8/02/10(b)		19,540	2,815,887
ION Media Networks, Inc.
11.61%, 1/15/13(b)(d)(e)		6,400	6,528,000
Ipalco Enterprises, Inc.
8.375%, 11/14/08(b)		100	102,000
JPMorgan Chase & Co.
7.00%, 6/28/17(b)(e)	RUB	46,000	1,740,570
Majapahit Holding BV
7.875%, 6/29/37(b)(e)	U.S.	$188	183,770
Mellon Capital III
6.369%, 9/05/66(b)(d)	GBP	250	483,428
Morgan Stanley
5.125%, 11/30/15(b)		100	184,266
NRG Energy, Inc.
7.25%, 2/01/14(b)	U.S.	$45	45,113
7.375%, 2/01/16(b)		15	15,038
Qantas Airways, Ltd.
6.05%, 4/15/16(b)(e)		5,000	4,963,775
Quality Distribution LLC
9.00%, 11/15/10(b)		1,875	1,785,938
Rainbow National Services LLC
10.375%, 9/01/14(b)(e)		1,750	1,920,625
RBS Global & Rexnord Corp.
11.75%, 8/01/16(b)*		2,150	2,279,000
RH Donnelley Corp.
6.875%, 1/15/13(b)		9	8,505
Select Medical Corp.
7.625%, 2/01/15(b)*		250	223,750
11.259%, 9/15/15(b)*		5,000	4,525,000

		Principal Amount (000)	Value
Sirius Satellite Radio, Inc.
9.625%, 8/01/13(b)		$1,650	$1,637,625
Six Flags, Inc.
9.625%, 6/01/14(b)*		1,675	1,383,969
Southern Peru Copper Corp.
7.50%, 7/27/35(b)		370	401,713
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(b)		1,213	1,255,141
Terrestar Networks, Inc.
15.00%, 2/15/14(b)(e)		2,414	2,323,774
The Bear Stearns Cos., Inc.
5.125%, 1/20/10(b)	GBP	110	214,722
TNK-BP Finance
7.50%, 7/18/16(b)(e)	U.S.	$580	575,998
Union Carbide Corp. Debenture
7.75%, 10/01/96(b)		1,785	1,882,482
West Corp.
11.00%, 10/15/16(b)*		150	157,500
William Lyon Homes, Inc.
10.75%, 4/01/13(b)*		2,000	1,480,000
XM Satellite Radio, Inc.
9.75%, 5/01/14(b)*		1,650	1,654,125

			106,113,973

Total Corporates
(cost $158,370,533)			156,423,238

BANK LOANS–4.7%
Alix Partners, LLP
7.36%, 10/12/13		1,489	1,447,809
Allison Transmission, Inc.
8.48%-8.57%, 8/27/14		500	481,250
Aramark Corp.
6.164%, 1/26/14		998	1,969,452
Asurion Corp.
8.359%, 7/02/14		1,000	972,500
ATP Oil & Gas Corp.
8.629%-8.888%, 3/23/12		495	493,973
Baldor Electric Co.
7.00%-7.125%, 1/31/14		870	856,028
Best Brands Corp.
10.565%, 12/12/12		1,995	1,875,029
Beverly Enterprises, Inc.
7.879%-8.09%, 3/14/11		1,138	1,127,009

	Principal Amount (000)	Value
Blockbuster, Inc.
9.15%, 8/20/11	$697	$689,357
Blue Pearl USA, Ltd.
10.11%, 9/30/12	1,115	1,104,119
Bluegrass Container Co.
10.36%, 12/30/13	1,000	998,032
Builders FirstSource, Inc.
7.629%, 8/11/11	176	168,934
Butler Animal Health Supply, LLC
7.84%, 6/01/11	2,197	2,141,778
Calgen Ommerc
10.50%, 4/01/09	8	7,369
Carestream Health, Inc.
10.577%-10.608%, 10/30/13	1,000	960,000
Cebridge Connections
9.856%, 5/05/14	1,250	1,218,750
11.356%, 5/05/14	2,270	2,210,898
Charter Communications Operations
7.13%, 3/06/14	1,000	965,830
Chrysler Financial
9.36%, 8/03/12	750	747,188
Community Health Services, Inc.
Delayed Draw
7.755%, 7/13/14	77	75,853
Term Loan B
7.755%-7.76%, 7/25/14	1,173	1,150,122
Crescent Resources, LLC
8.753%, 9/07/12	1,000	937,500
Dealer Computer Services, Inc.
7.198%, 10/26/12	710	688,962
Delphi Corp.
8.125%, 12/31/07	2,000	1,987,500
Dresser, Inc.
7.629%-8.010%, 5/4/14	1,732	1,701,851
DynCorp International, LLC
7.25%, 2/11/11	877	855,396
Ferro Corp.
7.198%-7.798%, 6/06/12	1,009	981,293
FHC Health Systems, Inc.
12.11%, 6/30/08	444	444,445
Firstlight Power Resources
9.75%, 5/01/14	2,000	1,870,000
Flakeboard Co., Ltd.
9.10%, 7/28/12	1,823	1,786,363
Ford Motor Co.
8.70%, 12/16/13	993	961,663

	Principal Amount (000)	Value
Freescale Semiconductor, Inc.
7.11%, 12/02/13	$1,500	$1,432,740
GBGH LLC
10.756%, 8/07/13	644	643,500
Grosvenor Capital Management
7.58%-7.665%, 11/29/13	993	963,408
Harlan Sprague Dawley, Inc.
7.86%, 7/31/14	937	908,787
HCA, Inc.
7.61%, 11/07/13	1,250	1,223,150
HIT Entertainment, Inc
7.34%, 3/20/12(b)	980	945,712
Huntsman International
6.886%, 4/19/14	1,000	991,560
Idearc, Inc.
7.20%, 11/17/14	1,496	1,468,416
Infor Enterprise Solutions Holdings, Inc.
8.95%, 7/28/12	1,983	1,905,385
Infrastrux Group, Inc.
9.629%, 11/05/12	1,389	1,305,989
IPC Systems, Inc.
7.61%, 5/11/14	2,000	1,830,000
10.448%, 6/01/15	2,000	1,720,000
Kranson Industries, Inc.
7.45%-9.50%, 7/31/13	1,805	1,768,862
Landsource Communities
8.249%-9.50%, 2/27/13	1,496	1,368,596
Level 3 Communications, Inc.
7.61%, 3/13/14	3,000	2,928,750
Live Nation Worldwide, Inc.
7.95%, 12/21/13	1,243	1,224,078
London Arena & Waterfront Finance LLC
8.204%, 3/08/12(b)(e)	1,724	1,672,038
LPL Holdings, Inc.
7.198%, 6/28/13	1,757	1,695,884
Marvell Technology Group
7.698%, 11/06/09	1,979	1,899,600
Mattress Holding Corp.
7.61%, 2/21/14	499	467,578
Metro Goldwyn Mayer, Inc.
8.448%, 4/08/12	2,463	2,360,922
Natural Products Group
7.448%-7.791%, 3/08/14	995	697,495
NCO Financial Systems, Inc
8.20%-8.50%, 5/15/13	2,481	2,388,203

	Principal Amount (000)	Value
NewPage Corp.
7.625%, 5/02/11	$667	$660,000
North Las Vegas
7.879%, 5/09/11	79	70,603
12.129%, 5/09/12	2,100	1,785,000
Northeast Biofuels, LLC
8.61%, 6/30/13	317	298,049
8.625%, 6/20/13	683	641,951
PetCo Animal Supplies, Inc.
7.448%-7.608%, 10/26/13	993	964,462
Reynolds & Reynolds Co.
8.86%, 10/26/13	500	495,000
Riverside Energy Center
9.67%, 6/24/11	1,562	1,554,374
Rocky Mountain Energy Center, LLC
9.379%, 6/24/11	127	126,800
9.815%, 6/24/11	959	954,602
Sabre, Inc.
7.358%-7.608%, 9/30/14	972	925,647
Sbarro, Inc.
7.88%, 1/31/14	995	957,688
Six Flags Theme Parks, Inc.
7.75%, 4/30/15	1,000	955,750
Sorenson Communications, Inc.
8.00%, 8/16/13	1,235	1,216,518
Swift Transportation
8.36%, 5/30/14	2,000	1,810,840
Talecris Biotherapeutics Holdings Corp.
9.08%-10.00%, 12/06/13	2,239	2,235,952
12.08%, 12/01/14	1,000	1,005,000
Targus Group International
8.863%-8.87%, 11/22/12	990	897,492
TDS Investor Corp.
7.448%, 8/22/13	534	520,372
Thomson Learning
7.95%, 7/05/14	1,500	1,455,000
Trinidad Drilling
8.22%, 5/01/11	986	975,975
Universal City Development Partners, Ltd.
7.36%-7.64%, 6/09/11	925	900,005
Univision Communications, Inc.
7.61%, 9/29/14	1,500	1,418,104
Venetian (Las Vegas Sands)
7.45%, 5/25/13	750	731,250
Venetian Macau
7.45%-7.61%, 2/01/12	667	650,000

		Principal Amount (000)	Value
7.45%-7.61%, 7/15/12		$333	$325,000
Vertafore, Inc.
11.255%, 1/31/12		500	472,500
Visteon Corp.
8.38%, 5/31/13		2,000	1,878,340
West Corp.
7.504%, 10/18/13		993	971,409
Wide Open West Finance, LLC
7.668%, 6/30/14		2,500	2,393,750
Xerium Technology, Inc.
8.11%, 5/18/12		2	1,804

Total Bank Loans
(cost $101,453,119)			97,936,143

GOVERNMENT-RELATED—US AGENCIES–3.7%
AGENCY DEBENTURE–3.7%
Resolution Funding Corp.
Zero coupon, 10/15/20(b)(g)
(cost $65,049,908)		150,000	77,661,150

INFLATION LINKED SECURITIES–2.3%
Cayman Islands–0.1%
Unibanco (Cayman)
8.70%, 2/11/10(b)(e)	BRL	4,290	2,361,021

United States–2.2%
United States Treasury Inflation Index
2.375%, 4/15/11(a)(b)	U.S.	$44,927	45,217,830

Uruguay–0.0%
Republic of Uruguay
5.00%, 9/14/18(b)	UYU	14,057	675,578
Uruguay Government International Bond
4.25%, 4/05/27(b)		1,953	88,463

			764,041

Total Inflation Linked Securities
(cost $46,986,791)			48,342,892

NON-US DOLLAR–0.3%
GOVERNMENT-RELATED - AGENCIES–0.3%
European Investment Bank
Zero coupon, 9/12/08(b)(e)	BRL	11,103	5,490,105
Inter-American Development Bank
9.75%, 5/15/15(b)	GBP	56	145,631

		Shares or Principal Amount (000)	Value
Total Non-US Dollar
(cost $4,316,770)			5,635,736

WARRANTS–0.1%
SOVEREIGNS–0.1%
Central Bank of Nigeria Warrants, expiring 11/15/20(h)	U.S.	$4,500	$1,147,500
Republic of Venezuela Warrants, expiring 4/15/20(h)		1,785	—

Total Warrants
(cost $0)			1,147,500

ASSET-BACKED SECURITIES–0.0%
OTHER - FIXED RATE–0.0%
Government National Mortgage Association
.59%, 11/16/45(b)
(cost $399,529)		6,943	362,380

COMMERCIAL MORTGAGE BACKED SECURITIES–0.0%
NON-AGENCY ADJUSTABLE RATE CMBS–0.0%
Opera Financial
Series CSC3 Class B
6.345%, 4/25/17(b)(d)(e)
(cost $196,492)	GBP	100	196,004

SHORT-TERM INVESTMENTS–7.3%
Agency Discount Note–1.9%
Federal Home Loan Bank Discount Notes
5.136%, 10/10/07(i)	U.S.	$40,000	39,948,640

Investment Companies–5.4%
AllianceBernstein Fixed Income Shares, Inc.
- Prime STIF Portfolio(j) 5.14%		113,939,582	113,939,582

Total Short-Term Investments
(cost $153,888,222)			153,888,222

Total Investments Before Security Lending
Collateral – 148.2%
(cost $3,015,911,629)		3,099,539,867

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.8%
Short-Terms–1.8%
UBS Private Money Market Fund, LLC
(cost $38,423,552)	$38,423,552	$38,423,552

Total Investments – 150.0%
(cost $3,054,335,181)		3,137,963,419
Other assets less liabilities – (50.0)%		(1,046,258,070)

Net Assets – 100%		$2,091,705,349

(a)	Positions, or portion thereof, with an aggregate market value of $1,306,171,883 have been pledged to collateralize the loan payable outstanding.
(b)	Positions, or portion thereof, with an aggregate market value of $2,854,653,443 have been segregated to collateralize open forward exchange currency contracts.
(c)	Positions, or portions thereof, with a market value of $640,995,742 have been segregated to collateralize reverse repurchase agreements.
(d)	Variable rate coupon, rate shown as of September 30, 2007.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $128,074,764 or 6.1% of net assets.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.
(h)	Non-income producing security.
(i)	Positions, or portions thereof, with a market value of $3,994,864 have been segregated to collateralize margin requirements for open futures contracts.
(j)	Investment in affiliated money market fund.
*	Represents entire or partial securities out on loan.

Glossary:

TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined on settlement when the specific mortgage pools are assigned.

Currency Abbreviations:
ARS - Argentine Peso	JPY - Japanese Yen
BRL - Brazilian Real	MXN - Mexican Peso
COP - Colombian Peso	PEN - Peruvian Nuevo Sol
CRC - Costa Rican Colon	PLN - Polish Zloty

RUB - Russian Ruble
DOP - Dominican Peso	SEK – Swedish Krona
EUR—Euro	TRY - New Turkish Lira
GBP—British Pound
HUF – Hungarian Forint	UYU - Uruguayan Peso
IDR—Indonesian Rupiah	ZAR - South African Rand

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation / (Depreciation)
Buy Contracts:
Lehman Brothers
Qantas Airways Ltd.
5.125%, 6/20/13	5,000	2.75%	3/20/16	(772,793)

Sale Contracts:
Citibank N.A.
Republic of Brazil
12.25, 3/06/30	1,910	3.09%	8/20/10	137,892
JP Morgan Chase
Gazprom OAO
5.875-10.50%,
4/25/07-4/28/34	1,380	1.04%	10/20/10	12,235
Citigroup Global Markets, Inc.
Gazprom OAO
5.875-10.50%
4/25/07-4/28/34	10,000	1.04%	10/20/10	88,657
Citigroup Global Markets, Inc.
Republic of Philippines
10.625, 3/16/25	3,360	4.95%	3/20/09	216,996
Lehman Brothers
Republic of Venezuela
9.25%, 9/15/27	11,550	0.69%	4/20/08	(15,245)

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar	Settling 10/19/07	241	211,808	213,839	2,031
Australian Dollar	Settling 10/19/07	948	809,165	840,637	31,472
Brazilian Real	Settling 11/27/07	130	68,638	70,450	1,812
British Pound	Settling 10/19/07	1,537	3,144,280	3,143,393	(887)
British Pound	Settling 10/19/07	123	248,016	252,294	4,278
British Pound	Settling 10/19/07	317	634,506	649,010	14,504
British Pound	Settling 10/19/07	25	50,544	51,531	987
British Pound	Settling 10/19/07	31	62,907	63,870	963
British Pound	Settling 10/19/07	41	80,314	82,995	2,681
Canadian Dollar	Settling 10/19/07	558	528,197	560,894	32,697
Euro	Settling 10/19/07	290	401,212	413,389	12,177
Japanese Yen	Settling 10/19/07	35,429	301,465	309,255	7,790
Japanese Yen	Settling 10/19/07	19,454	171,327	169,814	(1,513)
Mexican Peso	Settling 10/04/07	3,762	337,223	343,800	6,577
Mexican Peso	Settling 10/04/07	6,697	600,329	612,026	11,697
Mexican Peso	Settling 10/04/07	2,637	236,784	240,983	4,199
New turkish Lira	Settling 10/18/07	1	1,019	1,023	4
New turkish Lira	Settling 10/18/07	65	53,656	53,874	218
New Zealand Dollar	Settling 10/19/07	1,343	1,056,512	1,015,603	(40,909)
New Zealand Dollar	Settling 10/19/07	83	60,562	62,319	1,757
Norwegian Krone	Settling 10/19/07	3,651	638,358	677,083	38,725
Norwegian Krone	Settling 10/19/07	3,476	426,974	459,254	32,280
Peruvian Nouveau Sol	Settling 10/19/07	240	76,190	77,825	1,635
Polish Zloty	Settling 10/19/07	325	117,919	122,854	4,935
Polish Zloty	Settling 10/19/07	560	203,620	211,786	8,166
Swedish Krona	Settling 10/19/07	2,434	361,343	377,944	16,601

Sale Contracts:
Australian Dollar	Settling 10/19/07	318	264,613	282,319	(17,706)
Australian Dollar	Settling 11/29/07	1,428	1,231,956	1,263,741	(31,785)
British Pound	Settling 10/19/07	261	535,000	534,035	965
British Pound	Settling 10/19/07	57	114,854	116,177	(1,323)
British Pound	Settling 10/19/07	149	299,270	304,324	(5,054)
British Pound	Settling 10/19/07	284	575,427	579,991	(4,564)
British Pound	Settling 11/28/07	21,869	43,678,859	44,682,394	(1,003,535)
Canadian Dollar	Settling 10/19/07	442	423,241	444,023	(20,782)

Canadian Dollar	Settling 11/16/07	4,231	4,028,691	4,256,521	(227,830)
Euro	Settling 10/19/07	221	305,885	314,994	(9,109)
Euro	Settling 10/19/07	659	903,843	940,328	(36,485)
Euro	Settling 10/19/07	173	241,697	246,860	(5,163)
Euro	Settling 10/30/07	7,088	9,666,731	10,115,204	(448,473)
Euro	Settling 10/30/07	665	906,356	948,405	(42,049)
Hungarian Forint	Settling 10/19/07	9,948	55,647	56,434	(787)
Hungarian Forint	Settling 10/19/07	28,098	154,653	159,407	(4,754)
Hungarian Forint	Settling 10/19/07	44,519	243,489	252,563	(9,074)
Japanese Yen	Settling 10/19/07	97,816	810,702	853,828	(43,126)
Japanese Yen	Settling 11/28/07	13,315	115,746	116,780	(1,034)
Mexican Peso	Settling 10/04/07	108,777	9,984,120	9,941,162	42,958
Mexican Peso	Settling 10/04/07	25,573	2,323,415	2,337,090	(13,675)
Mexican Peso	Settling 10/04/07	105,413	9,538,776	9,633,710	(94,934)
Mexican Peso	Settling 10/19/07	2,330	208,688	212,711	(4,023)
New turkish Lira	Settling 10/18/07	1	971	1,024	(53)
New turkish Lira	Settling 10/18/07	65	51,088	53,874	(2,786)
New Zealand Dollar	Settling 10/19/07	120	505,213	544,326	(39,113)
New Zealand Dollar	Settling 10/19/07	65	48,488	49,528	(1,040)
New Zealand Dollar	Settling 11/19/07	2,390	1,701,446	1,802,522	(101,076)
Norwegian Krone	Settling 10/19/07	222	39,699	41,082	(1,383)
Polish Zloty	Settling 10/19/07	884	326,051	334,641	(8,590)
South African Rand	Settling 10/22/07	74,883	10,047,684	10,831,722	(784,038)
Swedish Krona	Settling 10/19/07	2,439	361,240	378,777	(17,537)
Swedish Krona	Settling 10/19/07	2,557	386,574	397,094	(10,520)
Swedish Krona	Settling 12/11/07	1,116	171,341	173,601	(2,260)
Swiss Franc	Settling 10/19/07	632	529,926	543,972	(14,046)
Swiss Franc	Settling 10/19/07	330	278,688	284,061	(5,373)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2007	Unrealized Appreciation/ (Depreciation)
Sold
U.S. Treasury Notes
10 Yr Futures	3255	December 2007	357,179,759	355,710,468	1,469,291

U.S. Treasury Bonds
Futures	154	December 2007	17,283,827	17,146,937	136,890

					$1,606,181

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker			Interest Rate	Maturity	Amount
Merrill Lynch			4.300%	10/3/2007	$16,257,048
Deutsche Bank			4.350%	10/3/2007	54,007,327
Deutsche Bank			4.400%	10/3/2007	89,332,613
Deutsche Bank			4.150%	10/3/2007	61,470,888
Deutsche Bank			4.300%	10/3/2007	64,551,229
JP Morgan			4.390%	10/3/2007	25,863,078
JP Morgan			4.390%	10/3/2007	236,422,856
JP Morgan			4.390%	10/3/2007	86,983,596
ABN Securities, Ltd.			3.750%	12/31/2007	274,020

					$635,162,655

Currency Abbreviations:
ARS - Argentive Peso
AUD - Australian Dollar
BRL - brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
DOP - Dominican Peso
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
HUF - Hungarian Forint
JPY - Japanese Yen
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
TRY - New Turkish Lira
U.S.$ - United States Dollar
UYU - Uruguayan Peso
ZAR - South African Rand

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	November 21, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2007